Form N-1A Cover	Aug. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 01, 2025
Prospectus Date	Aug. 04, 2025